SCHEDULE OF RESTRICTED STOCK UNITS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Non-vested beginning	3,992	772	349
Weighted average fair value, Non-vested beginning	$ 288.96	$ 5,214.60	$ 16,662.60
Number of shares, Granted	19,564	3,544	1,013
Weighted average fair value, Granted	$ 15.24	$ 106.08	$ 491.40
Number of shares, Forfeited		(154)	(242)
Weighted average fair value, Forfeited		$ 516.60	$ 4,629.60
Number of shares, vested	(721)	(170)	(348)
Weighted average fair value, Vested	$ 1,060.04	$ 3,999.60	$ 3,564.00
Number of shares, Non-vested ending	22,835	3,992	772
Weighted average fair value, Non-vested ending	$ 30.10	$ 288.96	$ 5,214.60
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Non-vested beginning
Weighted average fair value, Non-vested beginning
Number of shares, Granted		1,216
Weighted average fair value, Granted		$ 75.60
Number of shares, vested		(1,216)
Weighted average fair value, Vested		$ 75.60
Number of shares, Non-vested ending
Weighted average fair value, Non-vested ending